ALLOWANCE FOR LOAN LOSSES - Credit risk profile by internally assigned grade (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	$ 226,891	$ 204,091
Originated Loans Receivable | Pass
Financing Receivable, Recorded Investment [Line Items]
Originated loans	222,707	197,008
Originated Loans Receivable | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Substandard
Financing Receivable, Recorded Investment [Line Items]
Originated loans	4,184	7,083
Originated Loans Receivable | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Loss
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | One-to four Family Residential
Financing Receivable, Recorded Investment [Line Items]
Originated loans	157,883	154,161
Originated Loans Receivable | One-to four Family Residential | Pass
Financing Receivable, Recorded Investment [Line Items]
Originated loans	155,364	148,771
Originated Loans Receivable | One-to four Family Residential | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | One-to four Family Residential | Substandard
Financing Receivable, Recorded Investment [Line Items]
Originated loans	2,519	5,390
Originated Loans Receivable | One-to four Family Residential | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | One-to four Family Residential | Loss
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Multi-family Residential
Financing Receivable, Recorded Investment [Line Items]
Originated loans	15,309	13,673
Originated Loans Receivable | Multi-family Residential | Pass
Financing Receivable, Recorded Investment [Line Items]
Originated loans	15,214	13,579
Originated Loans Receivable | Multi-family Residential | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Multi-family Residential | Substandard
Financing Receivable, Recorded Investment [Line Items]
Originated loans	95	94
Originated Loans Receivable | Multi-family Residential | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Multi-family Residential | Loss
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Construction
Financing Receivable, Recorded Investment [Line Items]
Originated loans	7,141	1,243
Originated Loans Receivable | Construction | Pass
Financing Receivable, Recorded Investment [Line Items]
Originated loans	7,141	1,243
Originated Loans Receivable | Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Construction | Loss
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Originated loans	45,788	34,298
Originated Loans Receivable | Commercial | Pass
Financing Receivable, Recorded Investment [Line Items]
Originated loans	44,218	32,699
Originated Loans Receivable | Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Originated loans	1,570	1,599
Originated Loans Receivable | Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Commercial | Loss
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Consumer
Financing Receivable, Recorded Investment [Line Items]
Originated loans	770	716
Originated Loans Receivable | Consumer | Pass
Financing Receivable, Recorded Investment [Line Items]
Originated loans	770	716
Originated Loans Receivable | Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Consumer | Loss
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	114,324	139,077
Purchased Loans Receivable | Pass
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	108,472	132,690
Purchased Loans Receivable | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Purchased loans		108
Purchased Loans Receivable | Substandard
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	5,852	6,279
Purchased Loans Receivable | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Loss
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | One-to four Family Residential
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	78,353	95,041
Purchased Loans Receivable | One-to four Family Residential | Pass
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	74,410	91,091
Purchased Loans Receivable | One-to four Family Residential | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Purchased loans		108
Purchased Loans Receivable | One-to four Family Residential | Substandard
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	3,943	3,842
Purchased Loans Receivable | One-to four Family Residential | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | One-to four Family Residential | Loss
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Multi-family Residential
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	7,496	10,193
Purchased Loans Receivable | Multi-family Residential | Pass
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	7,496	10,193
Purchased Loans Receivable | Multi-family Residential | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Multi-family Residential | Substandard
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Multi-family Residential | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Multi-family Residential | Loss
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Construction
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Construction | Pass
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Construction | Loss
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	26,967	32,868
Purchased Loans Receivable | Commercial | Pass
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	25,076	30,551
Purchased Loans Receivable | Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	1,891	2,317
Purchased Loans Receivable | Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Commercial | Loss
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Consumer
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	1,508	975
Purchased Loans Receivable | Consumer | Pass
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	1,490	855
Purchased Loans Receivable | Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	18	120
Purchased Loans Receivable | Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Consumer | Loss
Financing Receivable, Recorded Investment [Line Items]
Purchased loans